Geographic Areas (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Sales and Property, Plant and Equipment - Net
Net sales	$ 7,990.0	$ 8,172.0	$ 7,810.0	$ 7,685.0	$ 7,329.0	$ 7,709.0	$ 7,662.0	$ 7,409.0	$ 31,657.0	$ 30,109.0	$ 30,274.0
Property, Plant and Equipment - net	8,866.0				8,516.0				8,866.0	8,516.0
China/Hong Kong
Net Sales and Property, Plant and Equipment - Net
Net sales									3,255.0	2,799.0	2,945.0
Property, Plant and Equipment - net	541.0				520.0				541.0	520.0
Geographic Area | United States
Net Sales and Property, Plant and Equipment - Net
Net sales									12,372.0	12,188.0	12,049.0
Property, Plant and Equipment - net	4,891.0				4,914.0				4,891.0	4,914.0
Geographic Area | Asia Pacific
Net Sales and Property, Plant and Equipment - Net
Net sales									9,809.0	8,847.0	9,041.0
Property, Plant and Equipment - net	1,672.0				1,573.0				1,672.0	1,573.0
Geographic Area | Europe, Middle East and Africa
Net Sales and Property, Plant and Equipment - Net
Net sales									6,456.0	6,163.0	6,228.0
Property, Plant and Equipment - net	1,798.0				1,512.0				1,798.0	1,512.0
Geographic Area | Latin America and Canada
Net Sales and Property, Plant and Equipment - Net
Net sales									3,033.0	2,901.0	2,982.0
Property, Plant and Equipment - net	$ 505.0				$ 517.0				505.0	517.0
Other Unallocated
Net Sales and Property, Plant and Equipment - Net
Net sales									$ (13.0)	$ 10.0	$ (26.0)